Note 12 - Subordinated Notes Payable (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
(thousands of Canadian dollars)
	2024	2023

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, fixed effective interest rate of 5.38%, maturing May 2031. The fixed rate applies only until May 1, 2026, at which point the obligation switches to floating rate and the notes are redeemable by the Bank, subject to regulatory approval.	$102,503	$101,931

Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 22), fixed effective interest rate of 10.41%, maturing March 2029.	-	4,919

	$102,503	$106,850